Intangible Assets and Others, net (Schedule of Intangible Assets, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 1,260
Balance	1,298	₪ 1,260
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	2,165	2,047
Additions	218	202
Disposals	(112)	(60)
Discontinuance of consolidation		(24)
Balance	2,271	2,165
Cost [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	552	552
Additions
Disposals
Discontinuance of consolidation
Balance	552	552
Cost [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	325	304
Additions	71	72
Disposals	(100)	(48)
Discontinuance of consolidation		(3)
Balance	296	325
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	45	53
Additions	8	4
Disposals	(12)	(12)
Discontinuance of consolidation
Balance	41	45
Cost [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	120
Additions	138	120
Disposals
Discontinuance of consolidation
Balance	258	120
Cost [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance	809	830
Additions
Disposals
Discontinuance of consolidation		(21)
Balance	809	809
Cost [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	314	308
Additions	1	6
Disposals
Discontinuance of consolidation
Balance	315	314
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	905	840
Amortization for the year	180	126
Disposals	(112)	(60)
Discontinuance of consolidation		(1)
Balance	973	905
Accumulated Depreciation [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	401	382
Amortization for the year	15	19
Disposals
Discontinuance of consolidation
Balance	416	401
Accumulated Depreciation [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	141	122
Amortization for the year	74	68
Disposals	(100)	(48)
Discontinuance of consolidation		(1)
Balance	115	141
Accumulated Depreciation [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	27	30
Amortization for the year	8	9
Disposals	(12)	(12)
Discontinuance of consolidation
Balance	23	27
Accumulated Depreciation [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	27
Amortization for the year	80	27
Disposals
Discontinuance of consolidation
Balance	107	27
Accumulated Depreciation [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance
Amortization for the year
Disposals
Discontinuance of consolidation
Balance
Accumulated Depreciation [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	309	306
Amortization for the year	3	3
Disposals
Discontinuance of consolidation
Balance	312	309
Carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,260	1,207
Balance	1,298	1,260
Carrying amount [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	151	170
Balance	136	151
Carrying amount [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	184	182
Balance	181	184
Carrying amount [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	18	23
Balance	18	18
Carrying amount [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	93
Balance	151	93
Carrying amount [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance	809	830
Balance	809	809
Carrying amount [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	5	2
Balance	₪ 3	₪ 5